Leases - Schedule of Maturities of Lease Payments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2021	$ 390
2022	400
2023	408
2024	417
2025	428
Thereafter	752
Total lease payments	2,795
Less: Interest	(236)
Operating Lease, Liability	$ 2,559
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherCurrentLiabilitiesMember